Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Dec. 18, 2024	Dec. 16, 2024	Oct. 14, 2024
Subsequent Events (Details) [Line Items]
Cumulative amount			$ 273,262
Advance payment			$ 229,770
Payment of business combination		$ 229,770
Sponsor payment	$ 2,000,000